Capital and Reserves - Changes in RSUs outstanding (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) item	Dec. 31, 2018 CAD ($) item
Capital and reserves [Line Items]
Share-based compensation expense recognized	$ 2,776,000	$ 2,480,000
Restricted Share Units [Member]
Capital and reserves [Line Items]
Balance at December 31, 2018 | item	273,989	398,325
granted | item	860,000	193,700
vested | item	(470,319)	(318,036)
Balance at December 31, 2019 | item	663,670	273,989
Opening Balance	$ 371,000	$ 401,000
granted	0	0
Share-based compensation expense recognized	963,000	467,000
vested	(840,000)	(497,000)
Ending Balance	$ 494,000	$ 371,000
Deferred Share Units [Member]
Capital and reserves [Line Items]
Balance at December 31, 2018 | item	0
granted | item	280,000
vested | item	(280,000)
Balance at December 31, 2019 | item	0	0
Opening Balance	$ 0
granted	0
Share-based compensation expense recognized	731,000
vested	(731,000)
Ending Balance	$ 0	$ 0